Commitments, Contingencies and Guarantees - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	$ 11.7
Less: amount representing interest for finance leases	(1.3)
Present value of future minimum finance lease payments (note 12)	10.4
Less: current portion of finance lease obligations	(3.2)
Long-term portion of finance lease obligations	7.2
Operating leases, future minimum lease payments	107.4
Other	120.8
2019
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	3.8
Operating leases, future minimum lease payments	31.5
Other	19.7
2020
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	3.3
Operating leases, future minimum lease payments	23.7
Other	19.7
2021
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	2.8
Operating leases, future minimum lease payments	14.5
Other	16.5
2022
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	1.4
Operating leases, future minimum lease payments	9.5
Other	13.7
2023
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	0.4
Operating leases, future minimum lease payments	6.6
Other	13.5
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases, future minimum lease payments	0.0
Operating leases, future minimum lease payments	21.6
Other	$ 37.7